Buffalo International Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.81%
	Belgium - 1.41%
	Beverages - 1.41%
38,500	Anheuser-Busch InBev SA/NV	$3,664,426
17,200	Anheuser-Busch InBev SA/NV - ADR	1,636,580
		5,301,006
	Total Belgium (Cost $4,564,683)	5,301,006

	Brazil - 0.32%
	Beverages - 0.32%
262,400	Ambev SA - ADR	1,212,288

	Total Brazil (Cost $1,139,667)	1,212,288

	Canada - 1.60%
	Road & Rail - 1.60%
67,000	Canadian National Railway Co.	6,020,620

	Total Canada (Cost $4,822,925)	6,020,620

	Cayman Islands - 0.91%
	Interactive Media & Services - 0.91%
82,000	Tencent Holdings Ltd. - ADR	3,413,660

	Total Cayman Islands (Cost $3,335,487)	3,413,660

	Denmark - 0.56%
	Pharmaceuticals - 0.56%
41,000	Novo Nordisk A/S - ADR - ADR	2,119,700

	Total Denmark (Cost $2,040,846)	2,119,700

	France - 18.84%
	Beverages - 1.25%
26,500	Pernod Ricard SA	4,716,509

	Chemicals - 1.68%
44,602	Air Liquide SA	6,347,782

	Electrical Equipment - 1.95%
84,000	Schneider Electric SE	7,345,162

	Food Products - 0.15%
11,308	Vilmorin & Cie S.A.	576,285

	Hotels, Restaurants & Leisure - 1.37%
124,000	Accor SA	5,168,771

	Life Sciences Tools & Services - 3.88%
13,900	Eurofins Scientific SE	6,464,057
58,341	Sartorius Stedim Biotech	8,160,353
		14,624,410

	Media (discontinued effective close of September 28, 2018) - 1.77%
156,000	JCDecaux SA	4,221,449
50,000	Publicis Groupe SA	2,460,270
		6,681,719
	Professional Services - 1.39%
218,000	Bureau Veritas SA	5,247,226

	Software - 1.59%
42,000	Dassault Systemes SE	5,983,188

	Textiles, Apparel & Luxury Goods - 3.81%
14,500	Kering SA	7,389,006
17,600	LVMH Moet Hennessy Louis Vuitton SE	6,982,998
		14,372,004
	Total France (Cost $52,655,442)	71,063,056

	Germany - 22.38%
	Capital Markets - 0.51%
65,000	DWS Group GmbH & Co KGaA	1,918,865

	Chemicals - 1.44%
56,000	Symrise AG	5,443,713

	Construction Materials - 0.95%
49,500	HeidelbergCement AG	3,576,387

	Electronic Equipment, Instruments & Components - 0.88%
133,711	Jenoptik AG	3,312,828

	Entertainment - 0.93%
62,000	CTS Eventim AG & Co. KGaA	3,493,003

	Health Care Equipment & Supplies - 2.40%
79,525	Carl Zeiss Meditec AG	9,063,927

	Health Care Providers & Services - 1.45%
117,000	Fresenius SE & Co. KGaA	5,473,356

	Household Products - 0.70%
28,900	Henkel AG & Co. KGaA	2,645,686

	Industrial Conglomerates - 1.42%
50,200	Siemens A.G. - ADR	5,373,685

	Insurance - 1.49%
21,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,605,085

	IT Services - 1.42%
33,500	Wirecard AG	5,361,344

	Pharmaceuticals - 1.98%
9,200	Bayer AG	648,171
12,000	Bayer AG - ADR	212,280
58,500	Merck KGaA	6,590,032
		7,450,483
	Semiconductors & Semiconductor Equipment - 0.80%
169,000	Infineon Technologies AG	3,036,391

	Software - 2.02%
64,800	SAP SE - ADR	7,637,976

	Textiles, Apparel & Luxury Goods - 2.80%
19,700	adidas AG	6,133,503
57,160	Puma SE	4,422,806
		10,556,309
	Trading Companies & Distributors - 1.19%
93,000	Brenntag AG	4,497,836

	Total Germany (Cost $59,075,284)	84,446,874

	Hong Kong - 2.03%
	Gas Utilities - 0.49%
405,000	Beijing Enterprises Holdings Ltd.	1,863,516

	Industrial Conglomerates - 1.08%
44,184	Jardine Matheson Holdings Ltd.	2,364,604
56,695	Jardine Strategic Holdings Ltd.	1,695,829
		4,060,433
	Personal Products - 0.46%
880,750	L'Occitane International SA	1,752,072

	Total Hong Kong (Cost $7,999,224)	7,676,021

	India - 1.78%
	Banks - 1.78%
552,480	ICICI Bank Ltd. - ADR	6,729,206

	Total India (Cost $5,398,320)	6,729,206

	Ireland - 5.12%
	Chemicals - 2.05%
39,760	Linde PLC(a)	7,717,134

	Construction Materials - 1.16%
73,000	CRH PLC - ADR	2,508,280
55,000	CRH public limited company	1,887,837
		4,396,117
	Health Care Equipment & Supplies - 1.44%
50,000	Medtronic, PLC	5,431,000

	Hotels, Restaurants & Leisure - 0.47%
330,015	Dalata Hotel Group PLC	1,762,536

	Total Ireland (Cost $15,783,659)	19,306,787

	Italy - 1.67%
	Beverages - 1.53%
640,000	Davide Campari - Milano S.p.A.	5,781,103

	IT Services - 0.14%
50,000	Nexi Spa(a)	509,442

	Total Italy (Cost $2,941,068)	6,290,545

	Japan - 4.54%
	Beverages - 1.15%
87,000	Asahi Group Holdings Ltd.	4,320,690

	Electronic Equipment, Instruments & Components - 2.22%
1,000	KEYENCE CORP.	622,456
75,000	Murata Manufacturing Co., Ltd.	3,635,065
75,000	Omron Corp.	4,132,883
		8,390,404
	Internet & Direct Marketing Retail - 0.38%
61,000	ZOZO, Inc.	1,413,007

	Machinery - 0.79%
14,000	FANUC Corp.	2,646,328
18,000	FANUC Corp. - ADR (a)	338,760
		2,985,088
	Total Japan (Cost $12,755,517)	17,109,189

	Netherlands - 7.54%
	IT Services - 1.89%
87,499	InterXion Holding NV(a)	7,127,669

	Oil, Gas & Consumable Fuels - 0.95%
61,000	Royal Dutch Shell PLC. - Class A - ADR	3,589,850

	Personal Products - 1.38%
83,700	Unilever N.V. - NY Shares - ADR	5,024,511
3,000	Unilever NV	180,143
		5,204,654
	Semiconductors & Semiconductor Equipment - 2.34%
25,741	ASML Holding NV - NY Shares - ADR	6,394,579
55,000	STMicroelectronics N.V.	1,064,352
70,600	STMicroelectronics N.V. - NY Shares - ADR	1,365,404
		8,824,335
	Trading Companies & Distributors - 0.98%
50,000	IMCD N.V.	3,695,035

	Total Netherlands (Cost $16,959,389)	28,441,543

	Norway - 1.91%
	Commercial Services & Supplies - 1.61%
228,000	Tomra Systems ASA	6,092,613

	Diversified Telecommunication Services - 0.30%
56,000	Telenor ASA	1,123,578

	Total Norway (Cost $3,683,573)	7,216,191

	Republic of Korea - 0.43%
	Semiconductors & Semiconductor Equipment - 0.43%
40,000	Samsung Electronic Co., Ltd.	1,637,762

	Total Republic of Korea (Cost $894,090)	1,637,762

	Spain - 2.23%
	Biotechnology - 1.46%
275,300	Grifols SA - ADR	5,517,012

	Specialty Retail - 0.77%
93,500	Industria de Diseno Textil, S.A.	2,893,609

	Total Spain (Cost $8,043,189)	8,410,621

	Sweden - 1.76%
	Electronic Equipment, Instruments & Components - 1.76%
138,000	Hexagon AB - B Shares	6,647,472

	Total Sweden (Cost $7,083,723)	6,647,472

	Switzerland - 5.17%
	Capital Markets - 0.60%
51,037	Julius Baer Group Ltd.(a)	2,260,476

	Insurance - 1.49%
54,000	Swiss Re AG	5,634,565

	Life Sciences Tools & Services - 1.44%
16,000	Lonza Group AG	5,414,575

	Pharmaceuticals - 1.27%
45,400	Roche Holding AG - ADR	1,654,830
10,800	Roche Holding AG	3,144,579
		4,799,409
	Specialty Retail - 0.37%
16,700	Dufry AG	1,396,981

	Total Switzerland (Cost $17,656,563)	19,506,006

	Taiwan, Province of China - 2.09%
	Semiconductors & Semiconductor Equipment - 2.09%
169,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,868,181

	Total Taiwan, Province of China (Cost $2,497,332)	7,868,181

	United Kingdom - 9.52%
	Beverages - 1.53%
35,300	Diageo PLC - ADR	5,772,256

	Health Care Equipment & Supplies - 1.88%
147,000	Smith & Nephew Plc - ADR	7,075,110

	Hotels, Restaurants & Leisure - 0.99%
60,100	InterContinental Hotels Group PLC	3,750,545

	Insurance - 2.15%
42,000	Aon PLC	8,129,940

	Internet & Direct Marketing Retail - 0.36%
44,000	ASOS Plc(a)	1,339,695

	IT Services - 0.22%
21,860	Endava Plc - ADR (a)	827,401

	Pharmaceuticals - 0.99%
74,000	AstraZeneca PLC - ADR	3,298,180
5,000	AstraZeneca PLC	446,443
		3,744,623
	Trading Companies & Distributors - 1.40%
190,000	Ashtead Group Plc	5,283,780

	Total United Kingdom (Cost $28,176,914)	35,923,350

	TOTAL COMMON STOCKS (Cost $257,506,895)	346,340,078

	SHORT TERM INVESTMENTS - 7.57%
	Investment Company - 7.57%
28,575,912	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.83% (b)	28,575,912
	Total Investment Company	28,575,912

	TOTAL SHORT TERM INVESTMENTS (Cost $28,575,912)	28,575,912

	Total Investments (Cost ($286,082,807) - 99.38%	374,915,990
	Other Assets in Excess of Liabilities - 0.62%	2,354,436
	TOTAL NET ASSETS - 100.00%	$377,270,426

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

As of September 30, 2019, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Banks	6,729,206	1.78%
Beverages	27,103,852	7.19%
Biotechnology	5,517,012	1.46%
Capital Markets	4,179,341	1.11%
Chemicals	19,508,630	5.17%
Commercial Services & Supplies	6,092,613	1.62%
Construction Materials	7,972,504	2.11%
Diversified Telecommunication Services	1,123,578	0.30%
Electrical Equipment	7,345,162	1.95%
Electronic Equipment, Instruments & Components	18,350,704	4.87%
Entertainment	3,493,003	0.93%
Food Products	576,285	0.15%
Gas Utilities	1,863,516	0.49%
Health Care Equipment & Supplies	21,570,037	5.72%
Health Care Providers & Services	5,473,356	1.45%
Hotels, Restaurants & Leisure	10,681,851	2.83%
Household Products	2,645,686	0.70%
Industrial Conglomerates	9,434,118	2.50%
Insurance	19,369,590	5.13%
Interactive Media & Services	3,413,660	0.91%
Internet & Direct Marketing Retail	2,752,702	0.73%
IT Services	13,825,855	3.67%
Life Sciences Tools & Services	20,038,985	5.31%
Machinery	2,985,088	0.79%
Media (discontinued effective close of September 28, 2018)	6,681,719	1.77%
Oil, Gas & Consumable Fuels	3,589,850	0.95%
Personal Products	6,956,726	1.84%
Pharmaceuticals	18,114,215	4.80%
Professional Services	5,247,226	1.39%
Road & Rail	6,020,620	1.60%
Semiconductors & Semiconductor Equipment	21,366,670	5.66%
Software	13,621,164	3.61%
Specialty Retail	4,290,590	1.14%
Textiles, Apparel & Luxury Goods	24,928,313	6.61%
Trading Companies & Distributors	13,476,651	3.57%
Total Common Stocks	346,340,078	91.81%

Short Term Investments
Investment Company	28,575,912	7.57%
Total Short Term Investments	28,575,912	7.57%

Total Investments	374,915,990	99.38%
Other Assets in Excess of Liabilities	2,354,436	0.62%
TOTAL NET ASSETS	$377,270,426	100.00%

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at September 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2019. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$108,801,312	237,538,766	-	$346,340,078
Short Term Investment	28,575,912	-	-	28,575,912
Total*	$137,377,224	$237,538,766	$-	$374,915,990

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended September 30, 2019.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
Certain of the Buffalo Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written call options as of September 30, 2019. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any written put options as of September 30, 2019.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.